Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Inventories

	December 31, 2020	December 31, 2019
	RMB	RMB
Crude oil and other raw materials	35,855	56,166
Work in progress	12,387	15,159
Finished goods	80,739	112,003
Spare parts and consumables	75	88

	129,056	183,416
Less: Write down in inventories	(517)	(1,495)

	128,539	181,921